Debt (Carrying Values Of Components Of Convertible Notes) (Details) (USD $) In Thousands	Jun. 30, 2011		Dec. 31, 2010
Debt
Principal amount of Convertible Notes	$ 379,500		$ 379,500
Unamortized discount related to the debt component	(90,644)	[1]	(100,578)	[1]
Net carrying amount of the debt component	288,856		278,922
Carrying amount of the equity component	$ 142,199		$ 142,199

[1]	Represents the unamortized portion of the original purchaser's discount and certain other costs of the offering as well as the unamortized portion of the discount created from the separation of the debt portion of our Convertible Notes from the equity portion. This discount will be amortized to interest expense over the term of the Convertible Notes.